DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Long-Term and Other Debt

The Company’s long-term and other debt as of December 31, 2017 and 2016 consisted of the following:

	As of December 31, 2017	As of December 31, 2016
Trilogy LLC 2022 Notes	$350,000	$—
Trilogy LLC 2019 Notes	—	450,000
New Zealand Senior Facilities Agreement due 2019	136,859	133,101
Bolivian Syndicated Loan due 2021	20,655	23,158
Bolivian Bank Loan due 2022	7,000	—
Other	3,127	3,385

	517,641	609,644
Less: unamortized discount	(3,499)	(3,931)
Less: deferred financing costs	(6,890)	(5,766)

Total debt	507,252	599,947
Less: current portion of debt	(10,705)	(8,796)

Total long-term debt	$496,547	$591,151

Schedule of Future Maturities of Long-term and Other debt, Excluding Unamortized Debt Discounts and Deferred Financing Costs

As of December 31, 2017, the future maturities of long-term and other debt, excluding unamortized debt discounts and deferred financing costs, consisted of the following:

Years ending December 31,
2018	$10,705
2019	140,559
2020	8,882
2021	5,297
2022	351,830
Thereafter	368

Total	$517,641

Interest Paid [Member]
Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2017	2016	2015
Interest paid, net of capitalized interest	$61,598	$73,067	$56,469